UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $ 12,283,788(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD ADR			ADR		000375204   20,079  1001950 	SH		SOLE		1,001,950	   0
ALCON				COM		H01301102   30,802   222125  	SH		SOLE		199,125	       23000
ALLERGAN			COM		018490102  604,888 10656947	SH		SOLE		6664597	     3992350
ALNYLAM PHARMS			COM		02043Q107    2,760   121700	SH		SOLE		17500	      104200
AMAZON.COM			COM		023135106  702,782 07527661	SH		SOLE		4840120	     2687541
AMERICA MOVIL 			SPON ADR L SHS	02364W105  351,560  8020995	SH		SOLE		5193984	     2827011
APPLE				COM		037833100  890,408  4803926	SH		SOLE		3109674	     1694252
BIOMARIN PHARMS			COM		09061G101    4,471   247300	SH		SOLE		35500	      211800
BROADCOM			CL A		111320107  276,684  9015458	SH		SOLE		6032600	     2982858
CELGENE				COM		151020104    4,290    76750	SH		SOLE		10950	       65800
CHARLES SCHWAB			COM		808513105  121,758  6358143	SH		SOLE		3705741	     2652402
CISCO SYSTEMS			COM		17275R102      330    14000	SH		SOLE		7500	        6500
CME GROUP			COM		12572Q105  303,146   983634	SH		SOLE		612338	      371296
CR BARD, INC.			COM		067383109    3,526    44860	SH		SOLE		6460	       38400
DENTSPLY INTL			COM		249030107    3,129    90600	SH		SOLE		13000	       77600
EDWARDS LIFESCIENCES CORP	COM		28176E108    2,689    38460	SH		SOLE		5560	       32900
FLIR SYSTEMS INC		COM		302445101  187,221  6693652	SH		SOLE		4349474	     2344178
FMC TECHNOLOGIES		COM		30249U101  469,145  8980562	SH		SOLE		6017053	     2963509
GENOMIC HEALTHCARE INC		COM		37244C101    1,793    82000	SH		SOLE		11800	       70200
GENZYME				COM		372917104  657,727 11593994	SH		SOLE		7424077	     4169917
GILEAD SCIENCES			COM		375558103    3,994    85900	SH		SOLE		12400	       73500
GOOGLE				CL A		38259P508  711,686  1435285	SH		SOLE		925082	      510203
HANSEN MEDICAL			COM		411307101    1,327   379133	SH		SOLE		52245	      326888
HUMAN GENOME SCIENCES		COM		444903108    1,809    96100	SH		SOLE		13800	       82300
ILLUMINA INC			COM		452327109   80,836  1902022	SH		SOLE		1154780	      747242
INTERCONTINENTAL EXCHANGE	COM		45865V100  472,080  4857292	SH		SOLE		3143845	     1713447
INTUITIVE SURGICAL		COM		46120E602  751,033  2863806	SH		SOLE		1857959	     1005847
IRON MOUNTAIN			COM		462846106  146,657  5501023	SH		SOLE		3417404	     2083619
LAS VEGAS SANDS			COM		517834107  307,823 18279271	SH		SOLE		12693141     5586130
MERCADOLIBRE ADR		ADR		58733R102   19,403   504500	SH		SOLE		504500		   0
MINDRAY MEDICAL INTL ADR	ADR		602675100  195,283  5982920	SH		SOLE		3973291	     2009629
MONSANTO			COM		61166W101  503,030  6499094	SH		SOLE		4184254      2314840
MYRIAD GENETICS			COM		62855J104    2,845   103800	SH		SOLE		14900	       88900
NATIONAL OILWELL VARCO		COM		637071101  724,570 16799664	SH		SOLE		10985180     5814484
NEW ORIENTAL EDUCATION ADR	ADR		647581107   35,333   439190	SH		SOLE		439190		   0
NIKE				COM		654106103  327,143  5056313	SH		SOLE		3141565	     1914748
NUVASIVE			COM		670704105    9,879   236575	SH		SOLE		74175	      162400
QUALCOMM			COM		747525103  546,291 12145190	SH		SOLE		7808215	     4336975
REGENERON PHARMACEUTICALS	COM		75886F107    1,558    80700	SH		SOLE		11600	       69100
SALESFORCE.COM			COM		79466L302  514,385  9035402	SH		SOLE		5923970	     3111432
SCHLUMBERGER			COM		806857108  541,309  9082373	SH		SOLE		5890446	     3191927
ST. JUDE MEDICAL		COM		790849103    4,002   102600	SH		SOLE		14800	       87800
STAPLES				COM		855030102  186,139  8016323	SH		SOLE		4741807	     3274516
STARBUCKS			COM		855244109  290,357 14060875	SH		SOLE		8815614	     5245261
STRYKER				COM		863667101  216,192  4758797	SH		SOLE		2908394	     1850403
VARIAN MEDICAL SYSTEMS		COM		92220P105  297,543  7062496	SH		SOLE		4322692	     2739804
VERTEX PHARMS			COM		92532F100    3,108    82000	SH		SOLE		11800	       70200
VISA INC			COM		92826C839  578,702  8373636	SH		SOLE		5374902	     2998734
VIVUS INC			COM		928551100    1,067   102400	SH		SOLE		14700	       87700
VMWARE INC			COM		928563402  169,213  4212413	SH		SOLE		2626551	     1585862


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